Related Party Transactions - Schedule of Related Party Transactions (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Related Party Transaction [Line Items]
Related party transactions, sales		¥ 447,350	$ 64,258	¥ 473,590	¥ 22,939
Related party transactions, interest income		47,459	6,817	50,968	35,049
Ping An Group [Member]
Related Party Transaction [Line Items]
Related party transactions, interest income		47,459	6,817	50,968	35,049
Ping An Group [Member] | Commission Fee And Advertising Service [Member]
Related Party Transaction [Line Items]
Related party transactions, sales	[1]	447,010	64,209	473,466	21,171
Ping An Group [Member] | Rental Property Management And Other Miscellaneous Services [Member]
Related Party Transaction [Line Items]
Related party transactions, service provided	[2]	107,706	15,471	88,658	55,220
Other Related Parties [Member]
Related Party Transaction [Line Items]
Related party transactions, sales		340	49	124	1,768
Related party transactions, service provided		¥ 15,717	$ 2,258	¥ 10,415	¥ 2,644

[1]	The amount represents the commission fee for transaction facilitation service on financial product including loan and insurance products and advertising services provided to Ping An Group.
[2]	The amount represents rental and property management services, technical services, other miscellaneous services and assets provided by Ping An Group